3. Loans, Allowance for Loan Losses and Credit Quality (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Recorded Investment With no related allowance recorded	$ 4,084,204	$ 3,052,109
Unpaid Principal Balance With no related allowance recorded	4,603,518	3,380,471
Average Recorded Investment With no related allowance recorded	3,686,066	3,012,310
Recorded Investment With an allowance recorded	407,792	319,619
Unpaid Principal Balance With an allowance recorded	466,478	365,689
Related Allowance With an allowance recorded	139,700	77,800
Average Recorded Investment With an allowance recorded	461,741	883,373
Recorded Investment allowance recorded	4,491,996	3,371,728
Unpaid Principal Balance allowance recorded	5,069,996	3,746,160
Related Allowance recorded	139,700	77,800
Average Recorded Investment Allowance recorded	4,147,807	3,895,683
Commercial and industrial
Recorded Investment With no related allowance recorded	286,436	390,605
Unpaid Principal Balance With no related allowance recorded	366,387	424,598
Average Recorded Investment With no related allowance recorded	446,817	507,232
Recorded Investment With an allowance recorded	0	0
Unpaid Principal Balance With an allowance recorded	0	0
Related Allowance With an allowance recorded	0	0
Average Recorded Investment With an allowance recorded	37,359	158,690
Related Allowance recorded	0	0
Commercial Real Estate
Recorded Investment With no related allowance recorded	2,551,748	1,726,482
Unpaid Principal Balance With no related allowance recorded	2,776,729	1,689,772
Average Recorded Investment With no related allowance recorded	2,151,713	1,294,710
Recorded Investment With an allowance recorded	0	204,511
Unpaid Principal Balance With an allowance recorded	0	220,981
Related Allowance With an allowance recorded	0	34,400
Average Recorded Investment With an allowance recorded	40,902	280,104
Related Allowance recorded	0	34,400
Residential real estate - 1st lien
Recorded Investment With no related allowance recorded	1,246,020	606,133
Unpaid Principal Balance With no related allowance recorded	1,460,402	875,841
Average Recorded Investment With no related allowance recorded	973,572	971,542
Recorded Investment With an allowance recorded	173,788	115,108
Unpaid Principal Balance With an allowance recorded	182,251	144,708
Related Allowance With an allowance recorded	25,100	43,400
Average Recorded Investment With an allowance recorded	228,273	294,807
Related Allowance recorded	25,100	43,400
Residential real estate - Jr lien
Recorded Investment With no related allowance recorded	0	328,889
Unpaid Principal Balance With no related allowance recorded	0	390,260
Average Recorded Investment With no related allowance recorded	113,964	238,826
Recorded Investment With an allowance recorded	234,004	0
Unpaid Principal Balance With an allowance recorded	284,227	0
Related Allowance With an allowance recorded	114,600	0
Average Recorded Investment With an allowance recorded	155,207	149,772
Related Allowance recorded	$ 114,600	$ 0